Finance Income And Costs - Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Costs [Abstract]
Interest on debts and borrowings	$ 45,516	$ 37,979	$ 37,307
Deferred finance cost	2,806	2,552	2,362
Interest on lease liabilities	606	654	668
Total	$ 48,928	$ 41,185	$ 40,337